Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$109,225,815.68	0.2730645	$78,573,144.83	0.1964329	$30,652,670.85
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$721,875,815.68	0.5772005	$691,223,144.83	0.5526911	$30,652,670.85

Weighted Avg. Coupon (WAC)	3.13%		3.13%
Weighted Avg. Remaining Maturity (WARM)	42.59		41.64
Pool Receivables Balance	$762,672,920.31		$730,990,781.75
Remaining Number of Receivables	57,183		56,134

Adjusted Pool Balance	$740,777,510.87		$710,124,840.02

III. COLLECTIONS

Principal:
Principal Collections	$30,266,976.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$764,943.33
Total Principal Collections	$31,031,919.85

Interest:
Interest Collections	$1,987,537.69
Late Fees & Other Charges	$46,614.37
Interest on Repurchase Principal	$-
Total Interest Collections	$2,034,152.06

Collection Account Interest	$10,879.42
Reserve Account Interest	$1,141.40
Servicer Advances	$-

Total Collections	$33,078,092.73

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$33,078,092.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,078,092.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$635,560.77	$-	$635,560.77	$635,560.77
Collection Account Interest					$10,879.42
Late Fees & Other Charges					$46,614.37
Total due to Servicer					$693,054.56

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$61,894.63		$61,894.63
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$558,290.55		$558,290.55	$558,290.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$31,673,909.62

9. Regular Principal Distribution Amount:					$30,652,670.85

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$30,652,670.85
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$30,652,670.85		$30,652,670.85
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,652,670.85		$30,652,670.85

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,021,238.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,895,409.44
Beginning Period Amount	$21,895,409.44
Current Period Amortization	$1,029,467.71
Ending Period Required Amount	$20,865,941.73
Ending Period Amount	$20,865,941.73
Next Distribution Date Required Amount	$19,861,641.22

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.55%	2.66%	2.66%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.16%	55,660	98.85%	$722,566,898.52
30 - 60 Days	0.64%	361	0.87%	$6,347,988.87
61 - 90 Days	0.17%	93	0.24%	$1,723,500.38
91-120 Days	0.04%	20	0.05%	$352,393.98
121 + Days	0.00%	0	0.00%	$-
Total		56,134		$730,990,781.75

Delinquent Receivables 30+ Days Past Due
Current Period	0.84%	474	1.15%	$8,423,883.23
1st Preceding Collection Period	0.83%	472	1.15%	$8,743,040.82
2nd Preceding Collection Period	0.85%	498	1.17%	$9,290,210.94
3rd Preceding Collection Period	1.11%	657	1.51%	$12,484,694.32
Four-Month Average	0.91%		1.24%

Repossession in Current Period		37		$685,369.09
Repossession Inventory		95		$500,586.41

Current Charge-Offs
Gross Principal of Charge-Offs				$1,415,162.04
Recoveries				$(764,943.33)
Net Loss				$650,218.71

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.02%

Average Pool Balance for Current Period				$746,831,851.03

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.04%
1st Preceding Collection Period				0.63%
2nd Preceding Collection Period				0.64%
3rd Preceding Collection Period				0.96%
Four-Month Average				0.82%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	88	1,073	$16,691,706.65
Recoveries	75	859	$(8,197,675.28)
Net Loss			$8,494,031.37
Cumulative Net Loss as a % of Initial Pool Balance			0.65%

Net Loss for Receivables that have experienced a Net Loss *	68	859	$8,510,004.20
Average Net Loss for Receivables that have experienced a Net Loss			$9,906.87

Principal Balance of Extensions			$2,327,189.35
Number of Extensions			117

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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